INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Current
Restricted short-term deposit	$ 4,369,254	$ 4,327,275
Other investments	643,165	347,718
Other marketable securities	6,034	8,515
Other financial assets	5,018,453	4,683,508
Non-current
Shares of Bioceres S.A.	333,390	374,685
Other marketable securities	1,225	1,728
Other financial assets	$ 334,615	$ 376,413